Common Stock and Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Performance Units [Member]	Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2013 Nonvested RSUs [Member]	Sep. 17, 2012 Chief Executive Officer [Member]	Sep. 17, 2012 Chief Financial Officer [Member]	Dec. 31, 2013 2010 Long-Term Incentive Plan [Member]	Dec. 31, 2013 2010 Long-Term Incentive Plan [Member] Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding or exercisable (in shares)	0	0									5,130,182
Common stock granted										11,000,000
Share-based awards vesting period	3 years
Restricted stock units, granted (in shares)								349,651	261,438
Performance units under 2010 Long Term Incentive Plan (in shares)	2,602,973			18,000	38,429
Restricted shares to selected key personnel		1,558,347
Compensation expense related to the performance units	$ 9.4	$ 7.2	$ 5.9	$ 1.8	$ 0.5	$ 2.1
Total fair value of the shares vested	7.4	5.2	6.9
Weighted-average grant-date fair value of shares granted (in usd per share)	$ 4.77	$ 5.37	$ 5.61
Non-vested restricted stock awards and restricted stock units (in shares)	3,408,355	2,812,482					3,408,355
Total unrecognized compensation cost of unamortized non-vested stock awards							$ 8.4
Weighted-average vesting period							20 months 24 days
Performance units forfeited (in shares)	370,727			13,358	3,955
Nominal value				$ 100.00
Performance at the maximum level				3 years
Performance period - awards percentage				200.00%
Treasury stock shares (in shares)	668,897	1,709,963